Post Balance Sheet events	12 Months Ended
Mar. 31, 2012
Post Balance Sheet events

29. Post Balance Sheet events

Dividends

Any dividends declared by the Company are based on the profits available for distribution as reported in the statutory financial statement of Tata Communications India prepared in accordance with India GAAP. As of fiscal 2012, the amounts available for distribution, net of dividend tax are Rs. 9,115 million. Subsequent to March 31, 2012, the Board of Directors recommended a dividend of Rs. 2 per equity share, which is approved by the shareholders in the Annual General Meeting held on July 27, 2012.